Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 1,854,000	$ 14,802,000	$ 2,331,000	$ 464,000	$ 19,451,000
GHANA
Total	1,854,000	14,802,000	2,331,000	464,000	19,451,000
GHANA | Asuadai Community
Total				162,000	162,000
GHANA | Ghana Revenue Authority
Total	$ 1,854,000	1,162,000			3,016,000
GHANA | Kumpese Community
Total				115,000	115,000
GHANA | Kwabenaso Community
Total				$ 187,000	187,000
GHANA | Minerals Commission
Total			2,257,000		2,257,000
GHANA | Minerals Income Investment Fund
Total		12,888,000			12,888,000
GHANA | Ministry of Lands and Natural Resources Department Administrator of Stool Lands
Total			$ 74,000		74,000
GHANA | Register General Department
Total		$ 752,000			$ 752,000